Pay vs Performance Disclosure	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Jun. 30, 2022 USD ($) $ / shares	Jun. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance Table

The following table sets forth information concerning: (1) the compensation of our Principal Executive Officer or CEO and the average compensation for our other non-CEO Named Executive Officers, both as reported in the “Summary Compensation” table and with certain adjustments to reflect the “compensation actually paid” to such individuals, as defined under SEC rules, for each of the fiscal years ended June 30, 2021, 2022 and 2023, and (2) our cumulative total shareholder return (“TSR”), the cumulative TSR of our selected peer group (“Compensation Peer Group TSR”), our Net Income and our Adjusted EPS, our “Company-Selected Measure,” over such years in accordance with SEC rules.

					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(1)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(1)(2)	Total Shareholder Return ($)	Compensation Peer Group Total Shareholder Return ($)(3)	Net Income (millions)	Adjusted EPS ($)(4)
2023	$12,235,278	$18,075,686	$3,689,303	$4,817,733	$138.19	$ 93.40	$630.6	$7.01
2022	$10,068,228	$ 9,168,948	$4,236,261	$3,909,638	$116.67	$ 84.94	$539.1	$6.46
2021	$10,253,156	$18,536,369	$2,790,722	$2,807,784	$130.03	$118.72	$547.5	$5.66

(1)	The following individuals are our Named Executive Officers for each fiscal year:

Year	CEO	Non-CEO NEOs
2023	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Thomas P. Carey
2022	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Keir D. Gumbs
2021	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, Adam D. Amsterdam, Matthew J. Connor, and James M. Young

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the "Summary Compensation" table (on an average basis for our non-CEO NEOs) for the applicable fiscal year, adjusted as follows:

	2021		2022		2023
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for applicable fiscal year	$(6,519,294)	$(1,342,057)	$(7,356,998)	$(2,691,209)	$(8,732,746)	$(1,900,856)
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the “Summary Compensation” table for applicable fiscal year	$(1,120,315)	$(260,108)	$0	$0	$(936,348)	$(164,835)
Increase for service cost and, if applicable, prior service cost for pension plans	$578,005	$43,570	$694,508	$39,052	$557,155	$24,717
Increase for awards that remain outstanding and unvested as of applicable fiscal year end that were granted during the applicable fiscal year, determined as of applicable fiscal year end and based on ASC 718 Fair Value	$8,437,890	$1,558,723	$7,442,391	$2,220,689	$11,674,054	$2,541,097
Increase for awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date and based on ASC 718 Fair Value	$0	$88,915	$0	$359,556	$0	$0
Increase/deduction for outstanding and unvested awards as of applicable fiscal year that were granted during prior fiscal years, determined based on change in ASC 718 Fair Value from prior fiscal year to applicable fiscal year	$5,197,084	$671,192	$(559,444)	$(91,224)	$2,579,706	$510,773
Increase/deduction for awards granted during prior fiscal years that vested during applicable fiscal year, determined based on change in ASC 718 Fair Value from prior fiscal year to vesting date	$1,709,843	$263,301	$(1,119,737)	$(163,487)	$698,587	$117,534
	2021		2022		2023
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for awards granted during prior fiscal years that were forfeited during applicable fiscal year, determined as of prior fiscal year end based on ASC 718 Fair Value	$0	$(1,006,474)	$0	$0	$0	$0
Increase based on dividends or other earnings paid on awards during applicable fiscal year prior to vesting date	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$8,283,213	$17,062	$(899,280)	$(326,623)	$5,840,408	$1,128,430

(3)	TSR is cumulative for the measurement periods beginning on June 30, 2020 and ending on June 30 of each of 2023, 2022 and 2021, respectively, and is calculated in accordance with Item 201(e) of Regulation S-K. For fiscal years 2021 and 2022, the peer group included: Bread Financial Holdings, Inc. (formerly Alliance Data Systems Corporation), CoreLogic, Inc., Equifax Inc., Euronet Worldwide, Inc., Fidelity National Information Services, Inc., Fiserv, Inc., Gartner, Inc., Global Payments Inc., IHS Markit Ltd., Jack Henry & Associates, Inc., Paychex, Inc., SS&C Technologies Holdings, Inc., Verisk Analytics, Inc., and The Western Union Company. In fiscal year 2023, the Company removed CoreLogic Inc. due to its acquisition by a private equity firm, and added Intercontinental Exchange, Inc., a business- and size-appropriate organization, to help inform 2023 compensation decisions. See page 59 of the “Compensation Discussion and Analysis” for more details.
(4)	Adjusted EPS is a Non-GAAP financial measure. For more information on the Company’s use of this metric, see “Non-GAAP Financial Measures” beginning on page 92 of this Proxy Statement.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote [Text Block]

(1)	The following individuals are our Named Executive Officers for each fiscal year:

Year	CEO	Non-CEO NEOs
2023	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Thomas P. Carey
2022	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, and Keir D. Gumbs
2021	Timothy C. Gokey	Edmund J. Reese, Christopher J. Perry, Robert Schifellite, Adam D. Amsterdam, Matthew J. Connor, and James M. Young

Peer Group Issuers, Footnote [Text Block]

(3)	TSR is cumulative for the measurement periods beginning on June 30, 2020 and ending on June 30 of each of 2023, 2022 and 2021, respectively, and is calculated in accordance with Item 201(e) of Regulation S-K. For fiscal years 2021 and 2022, the peer group included: Bread Financial Holdings, Inc. (formerly Alliance Data Systems Corporation), CoreLogic, Inc., Equifax Inc., Euronet Worldwide, Inc., Fidelity National Information Services, Inc., Fiserv, Inc., Gartner, Inc., Global Payments Inc., IHS Markit Ltd., Jack Henry & Associates, Inc., Paychex, Inc., SS&C Technologies Holdings, Inc., Verisk Analytics, Inc., and The Western Union Company. In fiscal year 2023, the Company removed CoreLogic Inc. due to its acquisition by a private equity firm, and added Intercontinental Exchange, Inc., a business- and size-appropriate organization, to help inform 2023 compensation decisions. See page 59 of the “Compensation Discussion and Analysis” for more details.

Changed Peer Group, Footnote [Text Block]

(3)	TSR is cumulative for the measurement periods beginning on June 30, 2020 and ending on June 30 of each of 2023, 2022 and 2021, respectively, and is calculated in accordance with Item 201(e) of Regulation S-K. For fiscal years 2021 and 2022, the peer group included: Bread Financial Holdings, Inc. (formerly Alliance Data Systems Corporation), CoreLogic, Inc., Equifax Inc., Euronet Worldwide, Inc., Fidelity National Information Services, Inc., Fiserv, Inc., Gartner, Inc., Global Payments Inc., IHS Markit Ltd., Jack Henry & Associates, Inc., Paychex, Inc., SS&C Technologies Holdings, Inc., Verisk Analytics, Inc., and The Western Union Company. In fiscal year 2023, the Company removed CoreLogic Inc. due to its acquisition by a private equity firm, and added Intercontinental Exchange, Inc., a business- and size-appropriate organization, to help inform 2023 compensation decisions. See page 59 of the “Compensation Discussion and Analysis” for more details.

PEO Total Compensation Amount	$ 12,235,278	$ 10,068,228	$ 10,253,156
PEO Actually Paid Compensation Amount	$ 18,075,686	9,168,948	18,536,369
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the "Summary Compensation" table (on an average basis for our non-CEO NEOs) for the applicable fiscal year, adjusted as follows:

	2021		2022		2023
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for applicable fiscal year	$(6,519,294)	$(1,342,057)	$(7,356,998)	$(2,691,209)	$(8,732,746)	$(1,900,856)
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the “Summary Compensation” table for applicable fiscal year	$(1,120,315)	$(260,108)	$0	$0	$(936,348)	$(164,835)
Increase for service cost and, if applicable, prior service cost for pension plans	$578,005	$43,570	$694,508	$39,052	$557,155	$24,717
Increase for awards that remain outstanding and unvested as of applicable fiscal year end that were granted during the applicable fiscal year, determined as of applicable fiscal year end and based on ASC 718 Fair Value	$8,437,890	$1,558,723	$7,442,391	$2,220,689	$11,674,054	$2,541,097
Increase for awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date and based on ASC 718 Fair Value	$0	$88,915	$0	$359,556	$0	$0
Increase/deduction for outstanding and unvested awards as of applicable fiscal year that were granted during prior fiscal years, determined based on change in ASC 718 Fair Value from prior fiscal year to applicable fiscal year	$5,197,084	$671,192	$(559,444)	$(91,224)	$2,579,706	$510,773
Increase/deduction for awards granted during prior fiscal years that vested during applicable fiscal year, determined based on change in ASC 718 Fair Value from prior fiscal year to vesting date	$1,709,843	$263,301	$(1,119,737)	$(163,487)	$698,587	$117,534
	2021		2022		2023
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for awards granted during prior fiscal years that were forfeited during applicable fiscal year, determined as of prior fiscal year end based on ASC 718 Fair Value	$0	$(1,006,474)	$0	$0	$0	$0
Increase based on dividends or other earnings paid on awards during applicable fiscal year prior to vesting date	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$8,283,213	$17,062	$(899,280)	$(326,623)	$5,840,408	$1,128,430

Non-PEO NEO Average Total Compensation Amount	$ 3,689,303	4,236,261	2,790,722
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,817,733	3,909,638	2,807,784
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	Compensation actually paid to our NEOs represents the “Total” compensation reported in the "Summary Compensation" table (on an average basis for our non-CEO NEOs) for the applicable fiscal year, adjusted as follows:

	2021		2022		2023
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the “Summary Compensation” table for applicable fiscal year	$(6,519,294)	$(1,342,057)	$(7,356,998)	$(2,691,209)	$(8,732,746)	$(1,900,856)
Deduction for change in the actuarial present values reported under the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the “Summary Compensation” table for applicable fiscal year	$(1,120,315)	$(260,108)	$0	$0	$(936,348)	$(164,835)
Increase for service cost and, if applicable, prior service cost for pension plans	$578,005	$43,570	$694,508	$39,052	$557,155	$24,717
Increase for awards that remain outstanding and unvested as of applicable fiscal year end that were granted during the applicable fiscal year, determined as of applicable fiscal year end and based on ASC 718 Fair Value	$8,437,890	$1,558,723	$7,442,391	$2,220,689	$11,674,054	$2,541,097
Increase for awards granted during applicable fiscal year that vested during applicable fiscal year, determined as of vesting date and based on ASC 718 Fair Value	$0	$88,915	$0	$359,556	$0	$0
Increase/deduction for outstanding and unvested awards as of applicable fiscal year that were granted during prior fiscal years, determined based on change in ASC 718 Fair Value from prior fiscal year to applicable fiscal year	$5,197,084	$671,192	$(559,444)	$(91,224)	$2,579,706	$510,773
Increase/deduction for awards granted during prior fiscal years that vested during applicable fiscal year, determined based on change in ASC 718 Fair Value from prior fiscal year to vesting date	$1,709,843	$263,301	$(1,119,737)	$(163,487)	$698,587	$117,534
	2021		2022		2023
Adjustments	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs	CEO	Average Non- CEO NEOs
Deduction for awards granted during prior fiscal years that were forfeited during applicable fiscal year, determined as of prior fiscal year end based on ASC 718 Fair Value	$0	$(1,006,474)	$0	$0	$0	$0
Increase based on dividends or other earnings paid on awards during applicable fiscal year prior to vesting date	$0	$0	$0	$0	$0	$0
TOTAL ADJUSTMENTS	$8,283,213	$17,062	$(899,280)	$(326,623)	$5,840,408	$1,128,430

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Relationship between Financial Performance Measures and Compensation Actually Paid

The graphs below compare (i) the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Compensation Peer Group TSR, (iv) our Net Income, and (v) our Compensation Adjusted EPS, in each case, for the fiscal years ended June 30, 2021, 2022 and 2023.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Company TSR and Compensation Peer Group TSR vs.
Compensation Actually Paid

Compensation Actually Paid vs. Net Income [Text Block]

Relationship between Financial Performance Measures and Compensation Actually Paid

The graphs below compare (i) the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Compensation Peer Group TSR, (iv) our Net Income, and (v) our Compensation Adjusted EPS, in each case, for the fiscal years ended June 30, 2021, 2022 and 2023.

Net Income vs. Compensation Actually Paid

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Relationship between Financial Performance Measures and Compensation Actually Paid

The graphs below compare (i) the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Compensation Peer Group TSR, (iv) our Net Income, and (v) our Compensation Adjusted EPS, in each case, for the fiscal years ended June 30, 2021, 2022 and 2023.

Adjusted EPS vs. Compensation Actually Paid

Total Shareholder Return Vs Peer Group [Text Block]

Relationship between Financial Performance Measures and Compensation Actually Paid

The graphs below compare (i) the compensation actually paid to our CEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Compensation Peer Group TSR, (iv) our Net Income, and (v) our Compensation Adjusted EPS, in each case, for the fiscal years ended June 30, 2021, 2022 and 2023.

TSR amounts reported in the graph assume an initial fixed investment of $100, and that all dividends, if any, were reinvested.

Company TSR and Compensation Peer Group TSR vs.
Compensation Actually Paid

Tabular List [Table Text Block]

Pay Versus Performance Tabular List

The following performance measures represent the most important financial performance measures used by us to link compensation actually paid to our NEOs to performance for the fiscal year ended June 30, 2023:

●	Adjusted EPS
●	Adjusted EBT
●	Closed Sales

Total Shareholder Return Amount	$ 138.19	116.67	130.03
Peer Group Total Shareholder Return Amount	93.4	84.94	118.72
Net Income (Loss)	$ 630,600,000	$ 539,100,000	$ 547,500,000
Company Selected Measure Amount | $ / shares	7.01	6.46	5.66
PEO Name	Timothy C. Gokey	Timothy C. Gokey	Timothy C. Gokey
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EPS
Non-GAAP Measure Description [Text Block]
(4)	Adjusted EPS is a Non-GAAP financial measure. For more information on the Company’s use of this metric, see “Non-GAAP Financial Measures” beginning on page 92 of this Proxy Statement.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBT
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Closed Sales
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 5,840,408	$ (899,280)	$ 8,283,213
PEO [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the "Summary Compensation" Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,732,746)	(7,356,998)	(6,519,294)
PEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the "Change in Pension Value and Non-Qualified Deferred Compensation Earnings" Column of the "Summary Compensation" Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(936,348)	0	(1,120,315)
PEO [Member] | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	557,155	694,508	578,005
PEO [Member] | Increase for Awards that Remain Outstanding and Unvested as of Applicable Fiscal Year End that were Granted During the Applicable Fiscal Year, Determined as of Applicable Fiscal Year End and Based on ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	11,674,054	7,442,391	8,437,890
PEO [Member] | Increase for Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date and Based on ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase/Deduction for Outstanding and Unvested Awards as of Applicable Fiscal Year that were Granted During Prior Fiscal Years, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year to Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,579,706	(559,444)	5,197,084
PEO [Member] | Increase/Deduction for Awards Granted During Prior Fiscal Years that Vested During Applicable Fiscal Year, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	698,587	(1,119,737)	1,709,843
PEO [Member] | Deduction for Awards Granted During Prior Fiscal Years that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year End Based on ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based on Dividends or Other Earnings Paid on Awards During Applicable Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,128,430	(326,623)	17,062
Non-PEO NEO [Member] | Deduction for Amounts Reported Under the "Stock Awards" and "Option Awards" Columns in the "Summary Compensation" Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,900,856)	(2,691,209)	(1,342,057)
Non-PEO NEO [Member] | Deduction for Change in the Actuarial Present Values Reported Under the "Change in Pension Value and Non-Qualified Deferred Compensation Earnings" Column of the "Summary Compensation" Table for Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(164,835)	0	(260,108)
Non-PEO NEO [Member] | Increase for Service Cost and, if Applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	24,717	39,052	43,570
Non-PEO NEO [Member] | Increase for Awards that Remain Outstanding and Unvested as of Applicable Fiscal Year End that were Granted During the Applicable Fiscal Year, Determined as of Applicable Fiscal Year End and Based on ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,541,097	2,220,689	1,558,723
Non-PEO NEO [Member] | Increase for Awards Granted During Applicable Fiscal Year that Vested During Applicable Fiscal Year, Determined as of Vesting Date and Based on ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	359,556	88,915
Non-PEO NEO [Member] | Increase/Deduction for Outstanding and Unvested Awards as of Applicable Fiscal Year that were Granted During Prior Fiscal Years, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year to Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	510,773	(91,224)	671,192
Non-PEO NEO [Member] | Increase/Deduction for Awards Granted During Prior Fiscal Years that Vested During Applicable Fiscal Year, Determined Based on Change in ASC 718 Fair Value from Prior Fiscal Year to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	117,534	(163,487)	263,301
Non-PEO NEO [Member] | Deduction for Awards Granted During Prior Fiscal Years that were Forfeited During Applicable Fiscal Year, Determined as of Prior Fiscal Year End Based on ASC 718 Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	(1,006,474)
Non-PEO NEO [Member] | Increase Based on Dividends or Other Earnings Paid on Awards During Applicable Fiscal Year Prior to Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0